CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	11 Months Ended
Dec. 02, 2021 shares
Private Placement
Shares issued (in shares)	832,500